SEGMENT INFORMATION - Schedule of Segments Reconciliation of Consolidated Adjusted EBITDA to Profit Before Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segments Reconciliation of Consolidated Adjusted EBITDA to Profit Before Tax [Abstract]
Total Adjusted EBITDA	$ 649	$ 515	$ 538
Depreciation	(140)	(118)	(127)
Amortization	(65)	(45)	(49)
Impairment	(8)	(3)	(1)
(Loss)/gain on disposal of non-current assets		(1)	2
Listing expense	(162)
Finance costs	(75)	(82)	(82)
Finance income	12	40	35
Other non-operating (loss)/gain, net		2	(8)
Foreign exchange (loss)/gain, net	(13)	39	38
Profit before tax	$ 198	$ 347	$ 346